Business Combinations (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of business combinations [text block] [Abstract]
Schedule of fair value of assets
£’000
Property, plant and equipment	3,943
Trade and other receivables	4,868
Cash	3,975
Trade and other payables	(4,819)
Loans and borrowings	(3,791)

Total net assets acquired	4,176

Intangible assets recognised on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,983)

Total intangible assets arising on acquisition	16,878

Total identifiable net assets at fair value	21,054

Goodwill	44,310

Purchase consideration transferred	65,365

Satisfied by:
Cash	20,997
Debt assumed and discharged	4,463
Shares issued	33,339
Warrants issued	6,566
Purchase consideration transferred	65,365

£’000
Property, plant and equipment	25,101
Inventory	333
Trade and other receivables	7,335
Cash	669
Trade and other payables	(2,161)
Loans and borrowings	(3,019)

Total net assets acquired	28,259

Intangible assets recognised on acquisition:

Customer relationships	7,300
Deferred tax arising on intangible assets	(1,600)

Total intangible assets arising on acquisition	5,700

Total identifiable net assets at fair value	33,959

Goodwill	5,166

Purchase consideration transferred	39,125

Satisfied by:
Cash	29,125
Debt assumed and discharged	9,000
Shares issued	1,000

Purchase consideration transferred	39,125

£’000
Property, plant and equipment	27,181
Cash	8,589
Trade and other receivables	5,493
Trade and other payables	(5,982)
Loans and borrowings	(23,708)

Total net assets acquired	11,573

Intangible assets recognised on acquisition:

Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,767)

Total intangible assets recognised on acquisition	4,122

Total identifiable net assets at fair value	15,695

Goodwill	44,659

Purchase consideration transferred	60,354

Satisfied by:
Cash	28,722
Shares issued	31,009
Voluntary employee share option plan	623
Purchase consideration transferred	60,354